Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Amendment No. 2 (the “Amendment No. 2”) amends Planet Fitness, Inc.’s (the “Company” or “we”) Definitive Proxy Statement, filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2025, as amended by Amendment No. 1 filed with the SEC on March 27, 2025 (the “Proxy Statement”). The purpose of this Amendment No. 2 is to correct the characterization of Proposal 6 to reflect that it is a “routine” matter. The Proxy Statement stated that Proposal 6 was a “non-routine” matter. However, the New York Stock Exchange (the “NYSE”) has since advised the Company that it has determined Proposal 6 is a “routine” matter under NYSE rules. We have also corrected the voting standard stated in Proposal 7 to reflect that the proposal will be approved if a majority of the votes cast affirmatively or negatively on the matter are cast “for” the proposal and that abstentions and broker non-votes will have no effect on the outcome of Proposal 7. Except as revised by the information contained in this Amendment No. 2, including the correction of certain typographical errors, there are no other modifications or amendments to the Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Planet Fitness, Inc.
Entity Central Index Key	0001637207